APPENDIX I


			UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  FORM 24F-2
		Annual Notice of Securities Sold
		    Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.	Name and address of issuer:

	Managers AMG Funds
	40 Richards Ave.
	Norwalk, CT 06854

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2.	The name of each series or class of securities for which
	this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	Managers AMG Funds - Burridge Small Cap Growth Fund

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3.	Investment Company Act File Number: 811-9521

	Securities Act File Number: 333-84639

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4. (a)  Last day of fiscal year for which this notice is filed:

	May 31, 2003

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4. (b)	Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal
	year).  (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4. (c)	Check box if this is the last time the issuer will be
	filing this Form.


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5. Calculation of registration fee:

	(i)    	Aggregate sale price of securities sold during the
	       	fiscal year in pursuant to section 24(f):

							$	1,652,752
							-----------------


	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

				$	95,114
				--------------

	(iii) 	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

				$	     0
				--------------

	(iv)	Total available redemption credits
		[add Items 5 (ii) and 5 (iii)]:

							$	   95,114
							-----------------

	(v)	Net sales - if Item 5 (i) is greater than
		Item 5 (iv) [subtract Item 5 (iv)
		from Item 5 (i)]:

							$	1,557,638
							-----------------


	(vi)	Redemption credits available for use in future
		years - if Item 5 (i) is less than 5 (iv)
		[subtract Item 5 (iv) from Item 5(I)]:

				$	     0
				--------------


	(vii)	Multiplier for determining registration fee
		(See Instruction C. 9):

							x  	 .000081
							----------------

	(viii)	Registration fee due [multiply Item 5 (v)
		by Item 5 (vii)] (enter "0" if no fee
		is due):

							=  $      126.17
							================


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Prepaid Shares
==============

If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 if there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

								      0
							---------------

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6.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year
	(see Instruction D):

							+ $	      0
							---------------

	Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:

							= $	      0
							---------------

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Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

	August 13, 2003




	Method of Delivery:

	[X]	Wire Transfer
	---

	---    	Mail or other means

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			    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DOnald S. Rumery
				---------------------------
				Donald S. Rumery, Treasurer


Date:	August 13, 2003
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*Please print the name and title of the signing officer below the signature.


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